UNIT-BASED COMPENSATION - Inputs Used in Option Pricing Method (Details) - 1 months ended Jan. 31, 2012 - SMP Net Profits Interests	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of holding period restriction	2 years 11 months 5 days
Discount for lack of marketability (as a percent)	24.00%
Volatility (as a percent)	37.00%